Joint Arrangements (Details)	12 Months Ended
Dec. 31, 2019
Sheerness | Coal generation
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%
Genesee Unit 3 | Coal generation
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%
Goldfields Power | Gas generation
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%
Fort Saskatchewan | Gas generation
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	60.00%
Fortescue River Gas Pipeline | Gas generation
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	43.00%
McBride Lake | Wind Generation
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%
Soderglen | Wind Generation
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%
Pingston | Hydro
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%